Lease (Details) - Schedule of Lease Cost - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	May 15, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 15, 2024	May 15, 2024	Feb. 28, 2024	Dec. 31, 2023	Jun. 15, 2023	May 31, 2023	May 15, 2023	Feb. 28, 2023	Dec. 31, 2022	May 31, 2022	Feb. 28, 2022
Schedule of Lease Cost [Abstract]
Operating lease cost (included in Cost of Revenue and Other Expense in the Company’s Statement of Operations)		$ 105,112	$ 105,195	$ 168,245	$ 241,745				$ 414,370					$ 303,157
Other information
Cash paid for amounts included in the measurement of lease liabilities	$ 22,375					$ 29,960	$ 3,863	$ 7,100	$ 442,252	$ 29,088	$ 6,452	$ 3,751	$ 6,920	$ 327,091	$ 6,300	$ 6,750
Weighted average remaining term in years		1 year 9 months 29 days		1 year 9 months 29 days					1 year 5 months 12 days					2 years 2 months 19 days
Average discount rate – operating leases		6.80%		6.80%					6.81%					6.05%